Installment Loans (Contractual Maturities of Installment Loans Except Purchased Loans) (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
2018	¥ 473,690
2019	308,873
2020	256,967
2021	223,030
2022	189,921
Thereafter	1,338,430
Total	¥ 2,790,911